UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23694

PUERTO RICO RESIDENTS TAX-FREE FUND VI, INC.

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(Exact name of registrant as specified in charter)

Banco Popular Center

209 Munoz Rivera, Suite 1031

San Juan, Puerto Rico 00918

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(Address of principal executive offices)(Zip code)

Luis A. Avilés, Esq.

Banco Popular Center

209 Muñoz Rivera Avenue, Suite 1031

San Juan, Puerto Rico 00918

______________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (787) 764-1788

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022- June 30, 2023

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Item 1 – Proxy Voting Record.

Puerto Rico Residents Tax-Free Fund VI, Inc. did not hold any securities with respect to which it was entitled to vote during the reporting period from July 1, 2022 through June 30, 2023.

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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Puerto Rico Residents Tax-Free Fund VI, Inc.

By:	/s/ Angel Rivera
Title:	Angel Rivera Co-President (Principal Executive Officer)

Date:	August 16, 2023

By:	/s/ Leslie Highley
Title:	Leslie Highley Co-President (Principal Executive Officer)

Date:	August 16, 2023

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